Taxation - Movement of Valuation Allowances for Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ (874,116)	$ (124,997)	¥ (786,853)
Additions	(71,837)	(10,273)	(127,852)
Decreases	42,382	6,061	40,589
Ending balance	¥ (903,571)	$ (129,209)	¥ (874,116)